Average Annual Total Returns - FidelityDividendGrowthFund-AMCIZPro - FidelityDividendGrowthFund-AMCIZPro - Fidelity Dividend Growth Fund	Feb. 10, 2025
Fidelity Advisor Dividend Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	27.48%
Past 5 years	11.66%
Past 10 years	10.33%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.38%
Past 5 years	9.73%
Past 10 years	8.07%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.91%
Past 5 years	8.80%
Past 10 years	7.69%
IXWJP
Average Annual Return:
Past 1 year	16.66%
Past 5 years	10.52%
Past 10 years	11.46%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%